Investment Objectives and Goals	Aug. 04, 2026
Roundhill S&P 500® Target 10,000 2030 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill S&P 500®Target 10,000 2030 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide capital appreciation in the event that the Underlying Index exceeds the Underlying Index Target, as measured by the Underlying ETFs and Underlying ETF Target, on the Defined Target Date.

Roundhill Innovation-100 Target 50,000 2030 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Innovation-100 Target 50,000 2030 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide capital appreciation in the event that the Underlying Index exceeds the Underlying Index Target, as measured by the Underlying ETFs and Underlying ETF Target, on the Defined Target Date.

Roundhill Dow Target 75,000 2030 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Dow Target 75,000 2030 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide capital appreciation in the event that the Underlying Index exceeds the Underlying Index Target, as measured by the Underlying ETFs and Underlying ETF Target, on the Defined Target Date.